Changes in Accumulated Other Comprehensive (Loss) Income by Component, Net of Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		¥ 4,034,375	¥ 2,226,957	¥ 2,475,301
Other comprehensive income (loss)	$ 20,528	142,526	41,518	16,835
Ending Balance	885,930	6,151,017	4,034,375	2,226,957
Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(24,236)	(65,754)	(82,589)
Other comprehensive income (loss)		142,526	41,518	16,835
Ending Balance	17,037	118,290	(24,236)	(65,754)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(24,236)	(65,754)	(82,589)
Ending Balance	17,037	118,290	(24,236)	(65,754)
Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		4,014,962	2,202,924	2,459,052
Other comprehensive income (loss)		142,526	41,518	16,835
Ending Balance	$ 882,214	¥ 6,125,215	¥ 4,014,962	¥ 2,202,924